EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to
Prospectus dated August 1, 2015 and
Summary Prospectus dated August 1, 2015

The following changes are effective January 1, 2016:

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance Massachusetts Limited Maturity Municipal Income Fund” section:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes.

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance National Limited Maturity Municipal Income Fund” section:

The Fund’s investment objective is to provide current income exempt from regular federal income tax.

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance New York Limited Maturity Municipal Income Fund” section:

The Fund’s investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes.

October 5, 2015

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